Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 641,610	$ 431,023	$ 1,261,735	$ 862,977
Top client
Disaggregation of Revenue [Line Items]
Revenue	90,526	86,239	156,344
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	168,305	92,852	336,773
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	104,301	52,853	221,366
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	125,758	79,633	246,065
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 152,720	$ 119,446	$ 301,187